Right-of-use Assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Right-of-use Assets
19.	Right-of-Use Assets
Cost

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2020	7,289	11	7,300
Exchange rate differences	-77	0	-77
Additions	2,004	8	2,012
Balance as of Dec. 31, 2020	9,216	19	9,235
Exchange rate differences	168	0	168
Additions	1,995	0	1,995
Disposals	-11	0	-11
Balance as of Dec. 31, 2021	11,368	19	11,387
Exchange rate differences	196	0	196
Additions	688	750	1,438
Disposals	-5	-11	-16
Balance as of Dec. 31, 2022	12,247	758	13,005
Depreciation

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2020	488	2	490
Exchange rate differences	-2	0	-2
Depreciation for the year	801	4	805
Balance as of Dec. 31, 2020	1,287	6	1,293
Exchange rate differences	17	0	17
Depreciation for the year	1,252	5	1,257
Disposals	-7	0	-7
Balance as of Dec. 31, 2021	2,549	11	2,560
Exchange rate differences	13	0	13
Depreciation for the year	1,647	13	1,660
Disposals	0	-11	-11
Balance as of Dec. 31, 2022	4,209	13	4,222
Carrying amount

€ thousand	Real estate leases	Other leases	Total
Carrying amount as of Dec. 31, 2020	7,929	13	7,942
Carrying amount as of Dec. 31, 2021	8,819	8	8,827
Carrying amount as of Dec. 31, 2022	8,038	744	8,782
The Company has entered into leases for real estate, machinery as well as operating and office equipment that it uses for its operations. Real estate leases have terms of between five and 10 years. The term for operating and office equipment ranges from three to five years. The rental contracts for machinery ranges from four to six years and contain purchase options which management expects to exercise. Therefore, the useful life of these assets ranges from
10-15
years. The obligations of the Company from its lease agreements are collateralized through the lessor’s ownership of the leased assets. Several lease agreements contain extension and termination options that are described in more detail below.
The Company has also entered into lease agreements for properties and operating and office equipment with a term of not more than 12 months, as well as leases for low-value
office equipment. For these leases, the Company applies the practical expedients applicable to short-term leases and leases for low-value
assets.
The additions presented during the year ended December 31, 2022, in the amount of €1,438 thousand (2021: €1,995 thousand, 2020: €2,004)) relating to leases of machinery and rent increases of real estate leases.

The following amounts were recognized in profit or loss:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Interest expenses for lease liabilities	229	185	137
Expenses for short-term leases	26	13	0
Expenses for leases of low-value assets	6	6	5
The Company’s cash outflows for leases amounted to €1,942 thousand in 2022 (2021: €1,241 thousand, 2020: €816 thousand).
Several real estate’s leases include extension options. Wherever possible, the Company seeks to include extension options when entering into new leases in order to ensure operational flexibility. The extension options can be exercised only by the Company, not by the lessor. The Company assesses on the commencement date whether an exercise of the extension option is reasonably certain. If a significant event or a significant change in circumstances outside of the Company’s control occurs, the Company reassesses whether the exercise of the extension option is reasonably certain.
The following table shows the undiscounted potential future lease payments from the exercise of extension options:

€ thousand	Within five years	Over five years	Total
Extension options that are not expected to be exercised	1,246	7,862	9,108
The following table shows the undiscounted future payments for a not yet commenced leasing contract. The probable commencement date is the August 1, 2023.

€ thousand	Within five years	Over five years	Total
Future payments for a not yet commenced leasing contract	11,183	14,136	25,319